CONVERTIBLE PROMISSORY NOTES (Details) $ / shares in Units, ¥ in Thousands				1 Months Ended						4 Months Ended	12 Months Ended
	Aug. 20, 2024 CNY (¥)	Aug. 20, 2024 USD ($)	Jan. 28, 2022 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Jan. 31, 2024	Dec. 31, 2023 CNY (¥)	Jun. 30, 2021 D USD ($) $ / shares	Jan. 31, 2021 USD ($)	Jun. 30, 2023	Dec. 31, 2024 CNY (¥) D shares	Dec. 31, 2024 USD ($) D shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
CONVERTIBLE PROMISSORY NOTES
Changes in the fair value of convertible promissory notes											¥ 74,112	$ 10,154,000	¥ 165,930		¥ (22,626)
Changes in fair value due to instrument-specific credit risk											¥ 14,243	1,951,000
Derivative liability							¥ 188,706						188,706
Remaining amortization period for debt issuance cost											5 years								5 years
Gain (Loss) on debt extinguishment											¥ 246,175	33,726,000
Proceeds from issuance of stock													2,122,123
Payment of issuance costs											¥ 35,791	$ 4,903,000	1,880
Derivative liability
CONVERTIBLE PROMISSORY NOTES
Loss of convertible notes	¥ 1,782,521
2025 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Interest rate (as a percent)											2.00%						2.00%		2.00%
Changes in the fair value of convertible promissory notes													21,816		22,626
Coupon Interest expense													4,471		9,147
Repaid principal amount | $														$ 68,000,000
Debt Instrument, Term																	5 years	5 years
Cash consideration received | $																		$ 200,000,000
Period of receipt of notices										3 months
Redemption price, Percentage of principal amount redeemed										109.00%
Issuance costs											¥ 18,932					¥ 0	¥ 2,939
Fair value of converted portion																¥ 1,639,806	¥ 720,547
2026 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Debt instrument, face amount | $									$ 600,000,000
Interest rate (as a percent)									0.00%
Amount on exercise of option | $									$ 75,000,000
Initial conversion price (in dollars per ADSs) | $ / shares																			$ 18.3574
Redemption price, percentage of Principal amount						100.00%					100.00%	100.00%
Proceeds from issuance of notes | $												$ 600,000,000
Observation period								40 days
Carrying amount							¥ 4,208,495						4,208,495
Debt Issuance costs | $																			$ 13,841,000
Coupon Interest expense											¥ 0		0		0
Amortization of debt discount and issuance costs													¥ 19,499		¥ 18,525
Effective interest rate (as a percent)							0.47%						0.47%		0.47%
Repaid principal amount				¥ 4,262,340	$ 600,000,000
Gain (Loss) on debt extinguishment											¥ (41,261)
2027 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Debt instrument, face amount | $			$ 250,000,000
Interest rate (as a percent)			2.00%								10.00%								10.00%
Initial conversion price (in dollars per ADSs) | $ / shares																			$ 1.8333
Redemption price, percentage of Principal amount			50.00%
Changes in the fair value of financial liabilities											¥ 132,538
Changes in the fair value of convertible promissory notes											199,408
Proceeds from issuance of notes | $												$ 250,000,000
Changes in fair value due to instrument-specific credit risk											14,243
Aggregate unpaid principal balance											100,638
Repayment of convertible notes | $			$ 1,000,000
Carrying amount							¥ 1,769,946						¥ 1,769,946
Derivative liability							¥ 188,706						¥ 188,706
Consent Fee | $		$ 37,500,000
Debt Issuance costs | $																			$ 162,000
Coupon Interest expense											¥ 22,594
Effective interest rate (as a percent)							2.02%				2.02%		2.02%		2.02%				2.02%
Related interest payables	90,671
Gain (Loss) on debt extinguishment	¥ 57,060										¥ 246,175
Fair value of convertible notes											1,897,738
Loss of convertible notes											¥ 213,418
Debt issuance costs, amortization period											5 years	5 years
Coupon interest expense													¥ 35,234		¥ 30,498
Redemption upon maturity | 2025 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Redemption price, Percentage of principal amount redeemed											115.00%	115.00%
Early redemption at the option of the Purchasers | 2025 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Redemption price, percentage of Principal amount											109.00%	109.00%
Condition one | 2026 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Trading days | D								20			20	20
Consecutive trading days period | D								30			30	30
Percentage of conversion price								130.00%			130.00%	130.00%
Condition Two | 2026 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Trading days | D								5
Consecutive trading days period | D								10
Percentage of price to the last reported sale price								98.00%
American Depository Shares
CONVERTIBLE PROMISSORY NOTES
Initial conversion price (in dollars per ADSs) | $ / shares																			$ 54.47
American Depository Shares | 2025 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Initial conversion price (in dollars per ADSs) | $ / shares																			12		$ 12	$ 12
American Depository Shares | 2027 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Initial conversion price (in dollars per ADSs) | $ / shares																			11
Conversion Threshold (as percent)											200.00%	200.00%
Common Class A
CONVERTIBLE PROMISSORY NOTES
Ordinary shares, par value (in dollars per share) | $ / shares																			$ 0.00001	$ 0.00001
Proceeds from issuance of stock							¥ 2,122,123
Payment of issuance costs							¥ 37,720
Common Class A | 2025 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Number of shares issued upon conversion | shares											0	0	0	0	0	42,401,010	23,710,140	23,710,140
Common Class A | Condition one | 2026 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Number of shares represents one ADS | $								6
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.00001